Supplemental disclosure of cash flow information	6 Months Ended
Jun. 30, 2021
Supplemental disclosure of cash flow information

12.  Supplemental disclosure of cash flow information

	Three months ended		Six months ended
	June 30,		June 30,
	2021	2020	2021	2020
	$	$	$	$
Changes in operating assets and liabilities:
Trade and other receivables	(547)	(149)	103	(156)
Inventory	1	(8)	(39)	828
Prepaid expenses and other current assets	408	(279)	315	99
Payables and accrued liabilities	(430)	41	(315)	(451)
Taxes payable	—	—	(129)	—
Deferred revenues	3	11	1,230	(395)
Employee future benefits	(74)	(110)	(157)	(215)
	(639)	(494)	(1,008)	(290)